SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)					5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 20, 2022 $ / shares shares	Dec. 01, 2020 USD ($)	Jun. 08, 2020	Sep. 30, 2021 USD ($) shares	Jun. 30, 2022 USD ($) customer shares	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) segment shares	Sep. 30, 2020 USD ($) shares
Amount of investments that qualify as VIE								$ 0	$ 0
Number of reportable segments						1		1
Number of operating segments						1		1
Cash Equivalents, at Carrying Value					$ 0	$ 0		$ 0	0
FDIC insurance Limit					3,655,716	459,725		3,655,716	1,695,763
Allowance for doubtful accounts					216,238	445,946		216,238	0
Threshold amount for capitalization of Property and equipment						3,000,000
Inventory Valuation Reserves					$ 0			0	0
Payments to Acquire Businesses, Net of Cash Acquired							$ 750,000	1,499,937
Goodwill impairment								162,093
Advertising costs						4,232,734	776,086	$ 981,878	$ 143,096
Amortization of Intangible Assets						$ 933,036	$ 783,567
Shares Issued, Price Per Share | $ / shares		$ 5.00
Reverse stock split	1 for 3 reverse stock split of the Company’s common stock became effective	one-for-three reverse stock split pursuant to which every three shares of common stock were reclassified as one share of common stock		1 for 1.5 reverse stock split of the Company’s common stock became effective.
Common stock, shares authorized | shares		105,555,556			105,555,556	105,555,556		105,555,556	105,555,556
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Number of Major Customers | customer						3
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration risk, percentage						25.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration risk, percentage						20.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration risk, percentage						11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration risk, percentage						52.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration risk, percentage						24.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration risk, percentage						18.00%
Minimum
Finite-lived intangible asset, useful life								2 years
Maximum
Finite-lived intangible asset, useful life								9 years
Maximum | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage						10.00%
Maximum | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Number of Major Customers						3
Concentration risk, percentage						10.00%
Spkr Inc and EON Media Group [Member]
Goodwill impairment								$ 719,688
Spkr Inc. [Member]
Asset impairment charges								1,405,142
EON Media Group Pte. Ltd [Member]
Payments to Acquire Businesses, Net of Cash Acquired			$ 750,000
Goodwill impairment					$ 4,442,487			4,442,487
Eon Brand Names [Member]
Asset impairment charges								$ 130,000	$ 6,350,000